Nature of Operations and Continuance of Business (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Feb. 29, 2016	Feb. 29, 2016	May. 31, 2015
Nature Of Operations And Continuance Of Business Details Narrative
Revenue		$ 10,000
Working capital deficit	$ 2,028,182	2,028,182
Accumulated deficit	$ (8,002,524)	$ (8,002,524)	$ (12)